OTHER LONG-LIVED ASSETS	12 Months Ended
Dec. 31, 2016
OTHER LONG-LIVED ASSETS

13. OTHER LONG-LIVED ASSETS

Other long-lived assets are as follows:

	December 31, 2015	December 31, 2016	December 31, 2016
	RMB	RMB	US$
			(Note 3)
Prepaid license fee	—	6,515,200	938,384
Others	1,879,021	103,777	14,947

Total	1,879,021	6,618,977	953,331

Prepaid license fee represents the payment made by the Group pursuant to an IP license agreement with an online game company in January 2016 to use its IP to develop a mobile game.